UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06677

Exact name of registrant as specified in charter:	Dryden Index Series Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2009

Date of reporting period:	6/30/2009

Item 1.	Schedule of Investments

Dryden Stock Index Fund

Schedule of Investments

as of June 30, 2009 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.0%
COMMON STOCKS

Aerospace/Defense 2.6%
63,884	Boeing Co.	$2,715,070
34,012	General Dynamics Corp.	1,883,925
10,499	Goodrich Corp.	524,635
66,715	Honeywell International, Inc.	2,094,851
10,800	L-3 Communications Holdings, Inc.	749,304
30,556	Lockheed Martin Corp.	2,464,341
30,348	Northrop Grumman Corp.	1,386,297
11,300	Precision Castparts Corp.	825,239
36,544	Raytheon Co.	1,623,650
11,463	Rockwell Collins, Inc.	478,351
85,240	United Technologies Corp.	4,429,070

		19,174,733

Air Freight & Logistics 1.0%
15,700	C.H. Robinson Worldwide, Inc.(b)	818,755
18,500	Expeditors International of Washington, Inc.	616,790
27,716	FedEx Corp.	1,541,564
89,100	United Parcel Service, Inc. (Class B Stock)	4,454,109

		7,431,218

Airlines 0.1%
63,374	Southwest Airlines Co.	426,507

Auto Components 0.2%
14,971	Goodyear Tire & Rubber Co. (The)(a)	168,573
57,556	Johnson Controls, Inc.(b)	1,250,117

		1,418,690

Automobiles 0.3%
269,638	Ford Motor Co.(a)(b)	1,636,703
23,600	Harley-Davidson, Inc.(b)	382,556

		2,019,259

Beverages 2.6%
8,020	Brown-Forman Corp. (Class B Stock)	344,700
182,132	Coca-Cola Co. (The)(b)	8,740,514
29,700	Coca-Cola Enterprises, Inc.	494,505
18,500	Constellation Brands, Inc. (Class A Stock)(a)	234,580
22,100	Dr Pepper Snapple Group, Inc.(a)	468,299
13,994	Molson Coors Brewing Co. (Class B Stock)	592,366
12,700	Pepsi Bottling Group, Inc.	429,768
142,505	PepsiCo, Inc.	7,832,075

		19,136,807

Biotechnology 1.8%
93,804	Amgen, Inc.(a)	4,965,984
28,920	Biogen Idec, Inc.(a)	1,305,738
39,100	Celgene Corp.(a)(b)	1,870,544
6,800	Cephalon, Inc.(a)(b)	385,220
22,500	Genzyme Corp.(a)(b)	1,252,575
82,300	Gilead Sciences, Inc.(a)	3,854,932

		13,634,993

Building Products
33,526	Masco Corp.	321,179

Capital Markets 2.9%
21,771	Ameriprise Financial, Inc.	528,382
105,038	Bank of New York Mellon Corp. (The)	3,078,664
89,911	Charles Schwab Corp. (The)	1,577,039
30,000	E*Trade Financial Corp.(a)(b)	38,400
8,100	Federated Investors, Inc. (Class B Stock)	195,129
13,814	Franklin Resources, Inc.	994,746
45,600	Goldman Sachs Group, Inc. (The)	6,723,265
34,600	Invesco Ltd.	616,572
14,500	Janus Capital Group, Inc.	165,300
14,300	Legg Mason, Inc.(b)	348,634
118,236	Morgan Stanley (b)	3,370,908
20,962	Northern Trust Corp.	1,125,240
42,862	State Street Corp.	2,023,086
23,300	T. Rowe Price Group, Inc.(b)	970,911

		21,756,276

Chemicals 1.7%
18,432	Air Products & Chemicals, Inc.	1,190,523
4,600	CF Industries Holding, Inc.	341,044
89,936	Dow Chemical Co. (The)	1,451,567
83,544	E.I. Du Pont de Nemours & Co.	2,140,397
6,693	Eastman Chemical Co.	253,665
13,682	Ecolab, Inc.	533,461
6,375	International Flavors & Fragrances, Inc.	208,590
47,984	Monsanto Co.	3,567,130
15,274	PPG Industries, Inc.	670,529
28,658	Praxair, Inc.	2,036,724
11,832	Sigma-Aldrich Corp.(b)	586,394

		12,980,024

Commercial Banks 2.5%
57,558	BB&T Corp.	1,265,125
11,861	Comerica, Inc.	250,860
53,873	Fifth Third Bancorp	382,498
16,008	First Horizon National Corp.(b)	192,093
53,229	Huntington Bancshares, Inc.(b)	222,497
52,035	KeyCorp(b)	272,663
4,700	M&T Bank Corp.(b)	239,371
32,099	Marshall & Ilsley Corp.	154,075

40,602	PNC Financial Services Group, Inc.	1,575,764
92,274	Regions Financial Corp.(b)	372,787
38,183	SunTrust Banks, Inc.	628,110
167,595	U.S. Bancorp	3,003,302
413,816	Wells Fargo & Co.(b)	10,039,177
13,300	Zions Bancorporation(b)	153,748

		18,752,070

Commercial Services & Supplies 0.5%
9,468	Avery Dennison Corp.	243,138
11,000	Cintas Corp.	251,240
13,900	Iron Mountain, Inc.(a)(b)	399,625
19,025	Pitney Bowes, Inc.	417,218
21,840	R.R. Donnelley & Sons Co.	253,781
28,475	Republic Services, Inc.	695,075
8,000	Stericycle, Inc. (a)(b)	412,240
46,013	Waste Management, Inc.	1,295,726

		3,968,043

Communications Equipment 2.7%
7,257	Ciena Corp.(a)(b)	75,110
527,244	Cisco Systems, Inc.(a)	9,827,828
12,600	Harris Corp.	357,336
16,187	JDS Uniphase Corp.(a)	92,590
46,600	Juniper Networks, Inc.(a)(b)	1,099,760
209,913	Motorola, Inc.	1,391,723
150,000	QUALCOMM, Inc.	6,780,000
32,994	Tellabs, Inc.(a)(b)	189,056

		19,813,403

Computers & Peripherals 5.2%
81,124	Apple, Inc.(a)	11,554,491
158,340	Dell, Inc.(a)	2,174,008
184,004	EMC Corp.(a)	2,410,452
214,802	Hewlett-Packard Co.	8,302,097
120,134	International Business Machines Corp.	12,544,393
10,152	Lexmark International, Inc. (Class A Stock)(a)	160,909
31,200	NetApp, Inc.(a)(b)	615,264
11,300	QLogic Corp.(a)	143,284
14,900	SanDisk Corp.(a)	218,881
68,224	Sun Microsystems, Inc.(a)	629,025
16,800	Teradata Corp.(a)(b)	393,624

		39,146,428

Construction & Engineering 0.2%
16,674	Fluor Corp.	855,209
12,100	Jacobs Engineering Group, Inc.(a)	509,289

		1,364,498

Construction Materials 0.1%
8,400	Vulcan Materials Co.(b)	362,040

Consumer Finance 0.6%
106,859	American Express Co.	2,483,403
39,766	Capital One Financial Corp.(b)	870,080
46,618	Discover Financial Services	478,767
39,492	SLM Corp.(a)(b)	405,583

		4,237,833

Containers & Packaging 0.2%
9,332	Ball Corp.	421,433
8,210	Bemis Co., Inc.	206,892
12,900	Owens-Illinois, Inc.(a)	361,329
14,358	Pactiv Corp.(a)	311,569
14,236	Sealed Air Corp.	262,654

		1,563,877

Distributors 0.1%
15,199	Genuine Parts Co.	510,078

Diversified Consumer Services 0.2%
10,000	Apollo Group, Inc. (Class A Stock)(a)	711,200
4,700	DeVry, Inc.	235,188
30,220	H&R Block, Inc.	520,691

		1,467,079

Diversified Financial Services 3.6%
720,295	Bank of America Corp.	9,507,894
25,000	CIT Group, Inc.	53,750
488,755	Citigroup, Inc.(b)	1,451,602
5,690	CME Group, Inc.(b)	1,770,216
6,300	IntercontinentalExchange, Inc.(a)	719,712
348,893	JPMorgan Chase & Co.	11,900,740
14,700	Leucadia National Corp.(b)	310,023
18,676	Moody’s Corp.(b)	492,113
12,300	NASDAQ OMX Group, Inc. (The)(a)	262,113
24,600	NYSE Euronext(b)	670,350

		27,138,513

Diversified Telecommunication Services 3.1%
535,431	AT&T, Inc.	13,300,107
9,750	CenturyTel, Inc.(b)	299,325
14,688	Embarq Corp.	617,777
38,000	Frontier Communications Corp.	271,320
132,636	Qwest Communications International, Inc.(b)	550,439
259,833	Verizon Communications, Inc.	7,984,668
40,677	Windstream Corp.	340,060

		23,363,696

Electric Utilities 2.3%
15,300	Allegheny Energy, Inc.	392,445
42,991	American Electric Power Co., Inc.	1,242,010
117,269	Duke Energy Corp.	1,710,955
30,162	Edison International	948,897

16,115	Entergy Corp.	1,249,235
59,356	Exelon Corp.	3,039,620
27,306	FirstEnergy Corp.	1,058,108
35,972	FPL Group, Inc.(b)	2,045,368
12,900	Northeast Utilities	287,799
23,700	Pepco Holdings, Inc.	318,528
10,200	Pinnacle West Capital Corp.	307,530
34,152	PPL Corp.	1,125,650
24,958	Progress Energy, Inc.	944,161
70,115	Southern Co. (The)	2,184,783

		16,855,089

Electrical Equipment 0.4%
15,040	Cooper Industries Ltd. (Class A Stock)	466,992
68,450	Emerson Electric Co.	2,217,780
12,863	Rockwell Automation, Inc.	413,160

		3,097,932

Electronic Equipment & Instruments 0.5%
32,598	Agilent Technologies, Inc.(a)(b)	662,065
13,200	Amphenol Corp. (Class A Stock)	417,648
144,497	Corning, Inc.	2,320,622
11,600	FLIR Systems Inc.(a)	261,696
21,700	Jabil Circuit, Inc.	161,014
9,050	Molex, Inc.	140,728

		3,963,773

Energy Equipment & Services 1.7%
28,779	Baker Hughes, Inc.(b)	1,048,707
28,200	BJ Services Co.	384,366
19,700	Cameron International Corp.(a)(b)	557,510
6,100	Diamond Offshore Drilling, Inc.(b)	506,605
13,000	ENSCO International, Inc.(b)	453,310
8,900	FMC Technologies Inc.(a)	334,462
75,422	Halliburton Co.	1,561,235
24,600	Nabors Industries Ltd.(a)	383,268
37,400	National Oilwell Varco, Inc.(a)	1,221,484
10,410	Rowan Cos., Inc.(b)	201,121
107,842	Schlumberger Ltd.	5,835,331
15,700	Smith International, Inc.	404,275

		12,891,674

Food & Staples Retailing 3.0%
38,108	Costco Wholesale Corp.(b)	1,741,536
133,299	CVS Caremark Corp.	4,248,239
60,034	Kroger Co. (The)	1,323,750
43,500	Safeway, Inc.	886,095
17,878	SUPERVALU, Inc.	231,520
54,080	Sysco Corp.	1,215,718
87,378	Walgreen Co.	2,568,913
203,526	Wal-Mart Stores, Inc.	9,858,800
10,200	Whole Foods Market, Inc.(b)	193,596

		22,268,167

Food Products 1.7%
57,359	Archer-Daniels-Midland Co.	1,535,500
18,547	Campbell Soup Co.	545,653
40,543	ConAgra Food, Inc.	772,750
15,400	Dean Foods Co.(a)	295,526
30,072	General Mills, Inc.	1,684,633
27,814	H.J. Heinz Co.	992,960
15,416	Hershey Co. (The)	554,976
6,500	Hormel Foods Corp.	224,510
10,500	J.M. Smucker Co. (The)	510,930
22,770	Kellogg Co.	1,060,399
136,266	Kraft Foods, Inc. (Class A Stock)	3,452,981
11,300	McCormick & Co., Inc.	367,589
68,186	Sara Lee Corp.	665,495
24,900	Tyson Foods, Inc. (Class A Stock)	313,989

		12,977,891

Gas Utilities 0.1%
9,200	EQT Corp.	321,172
3,300	Nicor, Inc.	114,246
16,100	Questar Corp.	500,066

		935,484

Healthcare Equipment & Supplies 2.0%
56,074	Baxter International, Inc.	2,969,679
23,112	Becton Dickinson & Co.	1,648,117
136,872	Boston Scientific Corp.(a)	1,387,882
9,612	C.R. Bard, Inc.	715,613
11,300	DENTSPLY International, Inc.	344,876
13,707	Hospira, Inc.(a)(b)	527,994
2,900	Intuitive Surgical, Inc.(a)(b)	474,614
100,158	Medtronic, Inc.	3,494,513
31,364	St. Jude Medical, Inc.(a)(b)	1,289,060
20,600	Stryker Corp.(b)	818,644
10,200	Varian Medical Systems, Inc.(a)(b)	358,428
20,211	Zimmer Holdings, Inc.(a)	860,989

		14,890,409

Healthcare Providers & Services 2.2%
41,872	Aetna, Inc.	1,048,894
28,000	AmerisourceBergen Corp.(b)	496,720
33,373	Cardinal Health, Inc.	1,019,545
25,491	CIGNA Corp.	614,078
13,750	Coventry Health Care, Inc.(a)	257,263
9,800	DaVita, Inc.(a)(b)	484,708
25,000	Express Scripts, Inc.(a)	1,718,750
15,410	Humana, Inc.(a)	497,127
8,800	Laboratory Corp. of America Holdings(a)(b)	596,552
24,076	McKesson Corp.	1,059,344
45,168	Medco Health Solutions, Inc.(a)	2,060,112
7,600	Patterson Cos., Inc.(a)(b)	164,920
15,200	Quest Diagnostics, Inc.	857,736

23,472	Tenet Healthcare Corp.(a)	66,191
112,448	UnitedHealth Group, Inc.	2,808,951
45,800	WellPoint, Inc.(a)	2,330,762

		16,081,653

Healthcare Technology
17,510	IMS Health, Inc.	222,377

Home Builders 0.1%
10,194	Centex Corp.(b)	86,241
26,000	D.R. Horton, Inc.(b)	243,360
6,082	KB Home(b)	83,202
10,800	Lennar Corp. (Class A Stock)	104,652
17,472	Pulte Homes, Inc.(b)	154,278

		671,733

Hotels, Restaurants & Leisure 1.5%
39,800	Carnival Corp.	1,025,646
13,653	Darden Restaurants, Inc.	450,276
23,100	International Game Technology	367,290
27,505	Marriott International, Inc. (Class A Stock)	607,038
101,630	McDonald’s Corp.	5,842,709
59,900	Starbucks Corp.(a)(b)	832,011
15,800	Starwood Hotels & Resorts Worldwide, Inc.(b)	350,760
17,051	Wyndham Worldwide Corp.	206,658
2,900	Wynn Resorts Ltd. (a)(b)	102,370
43,164	Yum! Brands, Inc.	1,439,088

		11,223,846

Household Durables 0.3%
5,632	Black & Decker Corp. (The)	161,413
13,108	Fortune Brands, Inc.	455,371
5,900	Harman International Industries, Inc.	110,920
19,600	Leggett & Platt, Inc.	298,508
26,327	Newell Rubbermaid, Inc.(b)	274,064
4,742	Snap-On, Inc.	136,285
7,838	Stanley Works (The)	265,238
6,885	Whirlpool Corp.(b)	293,026

		1,994,825

Household Products 2.6%
12,332	Clorox Co.(b)	688,496
46,130	Colgate-Palmolive Co.(b)	3,263,236
39,016	Kimberly-Clark Corp.	2,045,609
262,423	Procter & Gamble Co. (The)	13,409,815

		19,407,156

Independent Power Producers & Energy Traders 0.2%
59,800	AES Corp. (The)(a)	694,278
18,529	Constellation Energy Group, Inc.	492,501
33,100	Dynegy, Inc. (Class A Stock)(a)	75,137

		1,261,916

Industrial Conglomerates 2.0%
62,998	3M Co.	3,786,180
960,472	General Electric Co.	11,256,732
18,634	Textron, Inc.	180,004

		15,222,916

Insurance 2.3%
42,000	Aflac, Inc.	1,305,780
48,608	Allstate Corp. (The)	1,186,035
182,038	American International Group, Inc.(b)	211,164
25,389	Aon Corp.	961,481
9,800	Assurant, Inc.	236,082
31,768	Chubb Corp.	1,266,908
15,507	Cincinnati Financial Corp.	346,581
43,400	Genworth Financial, Inc. (Class A Stock)	303,366
26,553	Hartford Financial Services Group, Inc. (The)(b)	315,184
22,751	Lincoln National Corp.(b)	391,545
32,917	Loews Corp.	901,926
47,340	Marsh & McLennan Cos., Inc.(b)	952,954
10,000	MBIA, Inc.(a)(b)	43,300
71,700	MetLife, Inc.	2,151,717
24,900	Principal Financial Group, Inc.	469,116
61,816	Progressive Corp. (The)	934,040
40,900	Prudential Financial, Inc.(d)	1,522,298
8,215	Torchmark Corp.	304,284
52,811	Travelers Cos., Inc. (The)	2,167,364
30,126	Unum Group	477,798
33,200	XL Capital Ltd. (Class A Stock)	380,472

		16,829,395

Internet & Catalog Retail 0.4%
28,700	Amazon.com, Inc.(a)	2,401,042
20,000	Expedia, Inc.(a)(b)	302,200

		2,703,242

Internet Software & Services 1.8%
13,800	Akamai Technologies, Inc.(a)(b)	264,684
97,700	eBay, Inc.(a)(b)	1,673,601
21,650	Google, Inc. (Class A Stock)(a)	9,127,423
16,900	VeriSign, Inc.(a)(b)	312,312
120,500	Yahoo!, Inc.(a)(b)	1,887,030

		13,265,050

IT Services 1.0%
9,200	Affiliated Computer Services, Inc. (Class A Stock)(a)	408,664
44,678	Automatic Data Processing, Inc.	1,583,388
22,200	Cognizant Technology Solutions Corp. (Class A Stock)(a)	592,740
14,051	Computer Sciences Corp.(a)	622,459
15,900	Convergys Corp.(a)	147,552
17,700	Fidelity National Information Services, Inc.(b)	353,292
15,100	Fiserv, Inc.(a)(b)	690,070
7,000	Mastercard, Inc. (Class A Stock)(b)	1,171,170
28,925	Paychex, Inc.(b)	728,910
15,371	Total System Services, Inc.	205,818
67,252	Western Union Co. (The)	1,102,933

		7,606,996

Leisure Equipment & Products 0.1%
20,000	Eastman Kodak Co.	59,200
12,454	Hasbro, Inc.	301,885
31,913	Mattel, Inc.	512,204

		873,289

Life Sciences Tools & Services 0.4%
13,052	Life Technologies Corp.(a)(b)	544,529
5,561	Millipore Corp.(a)	390,438
9,670	PerkinElmer, Inc.(b)	168,258
37,902	Thermo Fisher Scientific, Inc.(a)(b)	1,545,265
9,100	Waters Corp.(a)(b)	468,377

		3,116,867

Machinery 1.4%
50,256	Caterpillar, Inc.(b)	1,660,459
19,016	Cummins, Inc.	669,553
22,900	Danaher Corp.	1,413,846
38,880	Deere & Co.	1,553,256
17,662	Dover Corp.	584,436
14,454	Eaton Corp.	644,793
4,500	Flowserve Corp.	314,145
34,336	Illinois Tool Works, Inc.	1,282,106
17,272	ITT Corp.(b)	768,604
8,000	Manitowoc Co., Inc. (The)	42,080
28,864	PACCAR, Inc.(b)	938,369
10,704	Pall Corp.	284,298
15,138	Parker Hannifin Corp.	650,328

		10,806,273

Media 2.5%
63,376	CBS Corp. (Class B Stock)	438,562
265,885	Comcast Corp. (Class A Stock)	3,852,674
48,500	DIRECTV Group, Inc. (The)(a)(b)	1,198,435
29,989	Gannett Co., Inc.(b)	107,061
31,812	Interpublic Group of Cos., Inc.(a)(b)	160,651
28,600	McGraw-Hill Cos., Inc. (The)	861,146
3,096	Meredith Corp.	79,103
9,000	New York Times Co. (The) (Class A Stock)(b)	49,590
210,000	News Corp. (Class A Stock)	1,913,100
28,734	Omnicom Group, Inc.	907,420
9,300	Scripps Networks Interactive, Inc. (Class A Stock)	258,819
29,781	Time Warner Cable, Inc.	943,164
109,274	Time Warner, Inc.(b)	2,752,612
55,576	Viacom, Inc. (Class B Stock)(a)	1,261,575
167,013	Walt Disney Co. (The)	3,896,412
400	Washington Post Co. (The) (Class B Stock)	140,872

		18,821,196

Metals & Mining 0.9%
11,000	AK Steel Holding Corp.	211,090
78,644	Alcoa, Inc.(b)	812,393
9,818	Allegheny Technologies, Inc.(b)	342,943
37,746	Freeport-McMoRan Copper & Gold, Inc.(b)	1,891,452
44,597	Newmont Mining Corp.	1,822,679
28,912	Nucor Corp.	1,284,560
6,000	Titanium Metals Corp.(b)	55,140
11,809	United States Steel Corp.	422,054

		6,842,311

Multiline Retail 0.8%
8,124	Big Lots, Inc.(a)	170,848
13,300	Family Dollar Stores, Inc.	376,390
19,284	J.C. Penney Co., Inc.	553,644
25,900	Kohl’s Corp.(a)(b)	1,107,225
40,282	Macy’s, Inc.	473,716
13,400	Nordstrom, Inc.(b)	266,526
3,607	Sears Holdings Corp.(a)(b)	239,938
69,682	Target Corp.	2,750,348

		5,938,635

Multi-Utilities 1.4%
21,669	Ameren Corp.	539,341
29,779	CenterPoint Energy, Inc.	329,951
22,100	CMS Energy Corp.	266,968
25,551	Consolidated Edison, Inc.(b)	956,118
53,604	Dominion Resources, Inc.	1,791,447
15,787	DTE Energy Co.	505,184
6,208	Integrys Energy Group, Inc.	186,178
27,000	NiSource, Inc.	314,820
33,552	PG&E Corp.	1,289,739
46,594	Public Service Enterprise Group, Inc.	1,520,362
11,000	SCANA Corp.	357,170
22,398	Sempra Energy	1,111,613
23,200	TECO Energy, Inc.	276,776
9,400	Wisconsin Energy Corp.	382,674
41,683	Xcel Energy, Inc.	767,384

		10,595,725

Office Electronics 0.1%
80,898	Xerox Corp.	524,219

Oil, Gas & Consumable Fuels 10.3%
42,936	Anadarko Petroleum Corp.	1,948,865
30,648	Apache Corp.	2,211,253
6,800	Cabot Oil & Gas Corp.	208,352
47,100	Chesapeake Energy Corp.	933,993
182,192	Chevron Corp.	12,070,220
135,157	ConocoPhillips	5,684,703
16,200	Consol Energy, Inc.	550,152
16,900	Denbury Resources Inc.(a)	248,937
40,700	Devon Energy Corp.	2,218,150
67,304	El Paso Corp.	621,216
22,600	EOG Resources, Inc.	1,534,992

439,214	Exxon Mobil Corp.	30,705,450
25,934	Hess Corp.	1,393,953
63,978	Marathon Oil Corp.	1,927,657
6,800	Massey Energy Co.	132,872
17,700	Murphy Oil Corp.	961,464
15,300	Noble Energy, Inc.	902,241
72,976	Occidental Petroleum Corp.	4,802,551
25,400	Peabody Energy Corp.	766,064
8,800	Pioneer Natural Resources Co.	224,400
13,000	Range Resources Corp.	538,330
31,000	Southwestern Energy Co.(a)	1,204,350
57,784	Spectra Energy Corp.	977,705
10,128	Sunoco, Inc.	234,970
15,100	Tesoro Corp.(b)	192,223
47,200	Valero Energy Corp.(b)	797,208
55,892	Williams Cos., Inc. (The)	872,474
51,316	XTO Energy, Inc.	1,957,192

		76,821,937

Paper & Forest Products 0.2%
43,084	International Paper Co.	651,861
15,235	MeadWestvaco Corp.	250,006
17,500	Weyerhaeuser Co.	532,525

		1,434,392

Personal Products 0.2%
39,144	Avon Products, Inc.	1,009,132
7,400	Estee Lauder Cos., Inc. (The) (Class A Stock)(b)	241,758

		1,250,890

Pharmaceuticals 7.3%
139,274	Abbott Laboratories	6,551,449
27,264	Allergan, Inc.	1,297,221
180,214	Bristol-Myers Squibb Co.(b)	3,660,146
92,297	Eli Lilly & Co.	3,197,168
30,900	Forest Laboratories, Inc.(a)	775,899
248,769	Johnson & Johnson	14,130,079
20,533	King Pharmaceuticals, Inc.(a)	197,733
190,544	Merck & Co., Inc.(b)	5,327,610
27,400	Mylan, Inc.(a)(b)	357,570
610,123	Pfizer, Inc.	9,151,845
147,024	Schering-Plough Corp.	3,693,243
9,300	Watson Pharmaceuticals, Inc.(a)(b)	313,317
120,791	Wyeth	5,482,703

		54,135,983

Professional Services 0.2%
3,900	Dun & Bradstreet Corp. (The)	316,719
14,530	Equifax, Inc.	379,233
13,000	Monster Worldwide, Inc.(a)	153,530
13,600	Robert Half International, Inc.(b)	321,232

		1,170,714

Real Estate Investment Trust 0.9%
11,780	Apartment Investment & Management Co. (Class A Stock)	104,253
6,911	AvalonBay Communities, Inc.(b)	386,601
11,200	Boston Properties, Inc.	534,240
25,100	Equity Residential(b)	557,973
22,500	HCP, Inc.(b)	476,775
8,800	Health Care REIT, Inc.(b)	300,080
58,500	Host Hotels & Resorts, Inc.	490,815
23,700	Kimco Realty Corp.	238,185
15,800	Plum Creek Timber Co., Inc.(b)	470,524
38,400	ProLogis(b)	309,504
11,900	Public Storage	779,212
23,724	Simon Property Group, Inc.(b)	1,220,126
12,600	Ventas, Inc.(b)	376,236
13,567	Vornado Realty Trust	610,922

		6,855,446

Real Estate Management & Development
17,300	C.B. Richard Ellis Group, Inc. (Class A Stock)(a)(b)	161,928

Road & Rail 0.9%
25,823	Burlington Northern Santa Fe Corp.	1,899,023
36,406	CSX Corp.	1,260,740
33,511	Norfolk Southern Corp.(b)	1,262,359
5,121	Ryder System, Inc.	142,978
45,358	Union Pacific Corp.	2,361,338

		6,926,438

Semiconductors & Semiconductor Equipment 2.4%
50,124	Advanced Micro Devices, Inc.(a)(b)	193,980
27,600	Altera Corp.(b)	449,328
26,600	Analog Devices, Inc.	659,148
112,988	Applied Materials, Inc. (b)	1,239,478
38,000	Broadcom Corp. (Class A Stock)(a)(b)	942,020
510,088	Intel Corp.	8,441,955
11,120	KLA-Tencor Corp.(b)	280,780
20,400	Linear Technology Corp.(b)	476,340
59,744	LSI Corp.(a)	272,433
15,300	MEMC Electronic Materials, Inc.(a)	272,493
17,200	Microchip Technology, Inc.(b)	387,860
54,716	Micron Technology, Inc.(a)(b)	276,863
15,452	National Semiconductor Corp.	193,923
9,400	Novellus Systems, Inc.(a)(b)	156,980
45,800	NVIDIA Corp.(a)	517,082
12,100	Teradyne, Inc.(a)	83,006
120,652	Texas Instruments, Inc.	2,569,888
29,200	Xilinx, Inc.(b)	597,432

		18,010,989

Software 4.2%
48,740	Adobe Systems, Inc.(a)	1,379,342
18,520	Autodesk, Inc.(a)	351,510
17,400	BMC Software, Inc.(a)	587,946

36,758	CA, Inc.	640,692
17,400	Citrix Systems, Inc.(a)(b)	554,886
22,600	Compuware Corp.(a)	155,036
24,800	Electronic Arts, Inc.(a)	538,656
29,400	Intuit, Inc.(a)(b)	827,904
14,500	McAfee, Inc.(a)	611,755
689,212	Microsoft Corp.	16,382,568
29,602	Novell, Inc.(a)	134,097
344,040	Oracle Corp.	7,369,336
7,100	Salesforce.com, Inc.(a)(b)	271,007
80,317	Symantec Corp.(a)	1,249,733

		31,054,468

Specialty Retail 1.9%
7,400	Abercrombie & Fitch Co. (Class A Stock)	187,886
12,023	AutoNation, Inc.(a)(b)	208,599
3,300	AutoZone, Inc.(a)(b)	498,663
22,400	Bed Bath & Beyond, Inc.(a)(b)	688,800
31,900	Best Buy Co., Inc.(b)	1,068,331
17,100	GameStop Corp. (Class A Stock)(a)	376,371
44,813	Gap, Inc. (The)	734,933
155,884	Home Depot, Inc. (The)	3,683,540
26,222	Limited Brands, Inc.	313,877
134,096	Lowe’s Cos., Inc.	2,602,803
32,600	Office Depot, Inc.(a)	148,656
10,400	O’Reilly Automotive, Inc.(a)(b)	396,032
9,854	RadioShack Corp.(b)	137,562
9,116	Sherwin-Williams Co. (The)	489,985
60,025	Staples, Inc.	1,210,704
7,100	Tiffany & Co.(b)	180,056
41,332	TJX Cos., Inc.	1,300,305

		14,227,103

Textiles, Apparel & Luxury Goods 0.4%
31,400	Coach, Inc.	844,032
34,276	NIKE, Inc. (Class B Stock)	1,774,811
5,100	Polo Ralph Lauren Corp.	273,054
8,234	V.F. Corp.	455,752

		3,347,649

Thrifts & Mortgage Finance 0.1%
46,400	Hudson City Bancorp, Inc.	616,656
28,700	People’s United Financial, Inc.	431,648

		1,048,304

Tobacco 1.7%
191,779	Altria Group, Inc.	3,143,258
15,260	Lorillard, Inc.	1,034,170
175,779	Philip Morris International, Inc.	7,667,480
16,400	Reynolds American, Inc.(b)	633,368

		12,478,276

Trading Companies & Distributors 0.1%
8,200	Fastenal Co.(b)	271,994
5,874	W.W. Grainger, Inc.	480,963

		752,957

Wireless Telecommunication Services 0.3%
33,900	American Tower Corp. (Class A Stock)(a)	1,068,867
8,700	MetroPCS Communications, Inc.(a)	115,797
273,574	Sprint Nextel Corp.(a)	1,315,891

		2,500,555

	Total long-term investments (cost $542,023,054)	724,055,312

SHORT-TERM INVESTMENTS 16.2%
Affiliated Money Market Mutual Fund 15.9%

	Dryden Core Investment Fund-Taxable Money Market Series
118,412,994	(cost $118,412,994; includes $97,928,131 of cash collateral received for securities on loan)(c)(d)(e)	118,412,994

Principal Amount (000)
U. S. Treasury Security 0.3%
$ 2,700	U.S. Treasury Bill, 0.160%, 9/17/09 (cost $2,699,064)(f)(g)	2,698,936

	Total short-term investments (cost $121,112,058)	121,111,930

	Total Investments 113.2% (cost $663,135,112)(h)	845,167,242

	Liabilities in excess of other assets(i) (13.2%)	(98,908,653)

	Net Assets 100.0%	$746,258,589

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $93,506,431; cash collateral of $97,928,131 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Affiliated security.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(f)	Rate quoted represents yield-to-maturity as of purchase date.
(g)	Security segregated as collateral for futures contracts.
(h)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2009 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$ 674,223,213	$270,479,603	$(99,535,574)	$170,944,029

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

(i)	Liabilities in excess of other assets include net unrealized appreciation on financial futures contracts as follows:

Open futures contracts outstanding at June 30, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade date	Value at June 30, 2009	Unrealized Appreciation(1)
Long Position:
103	S&P 500 Index Futures	Sep. 09	$23,401,167	$23,574,125	$172,958

(1)	The amount represents the fair value of derivative instruments subject to equity contract risk exposure as of June 30, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$724,055,312	$—	$—
Affiliated Money Market Mutual Fund	118,412,994
U.S. Treasury Security	—	2,698,936	—

	842,468,306	2,698,936	—
Other Financial Instruments*	172,958	—	—

Total	$842,641,264	$2,698,936	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of September 30, 2008 and June 30, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or more than one principal market maker. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst, media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Index Series Fund

By (Signature and Title)*	/s/ Deborah A.Docs
Deborah A. Docs
Secretary of the Fund

Date August 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August 25, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 25, 2009

*	Print the name and title of each signing officer under his or her signature.